Income Taxes - Reconciliation of the Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 170,831	$ 184,554	$ 151,653
Expiration of tax attributes	(15,205)	0	(25,771)
Net charges to (income) expense	507	(13,723)	58,672
Balance at end of year	$ 156,133	$ 170,831	$ 184,554